Provisions	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2019	$990	$1,051	$2,041	$352	$1,689
Effect of application of the IFRS IC decision on IAS 19	(326)	—	(326)	—	—
At January 1, 2019 restated	664	1,051	1,715	352	1,363
Arising (released) during the year	94	190	284	—	—
Effect of application of the IFRS IC decision on IAS 19	(8)	—	(8)	—	—
Released (used) during the year	(21)	(352)	(373)	—	—
Released (unused) during the year	—	(47)	(47)	—	—
At December 31, 2019	729	842	1,571	—	1,571
Arising (released) during the year	92	378	470	—	—
Effect of application of the IFRS IC decision on IAS 19	13	—	13	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(411)	(411)	—	—
At December 31, 2020	834	809	1,643	89	1,554
Arising (released) during the year	(28)	850	822	—	—
Released (used) during the year	—	(90)	(90)	—	—
Released (unused) during the year	—	(238)	(238)	—	—
At December 31, 2021	$806	$1,331	$2,137	$—	$2,137
The provision for post-employment benefits is for the lump sum retirement indemnity required to be paid to French employees if they retire as a Company employee. The comprehensive income (loss) for 2021 includes $20,000 of actuarial loss (actuarial gain of $9,000 in 2020 and actuarial loss of $93,000 in 2019 after effect of application of the IFRS IC decision as described in Note 2.2). One employee retired during the year ended December 31, 2019. No employee retired in 2020 or 2021.
The main assumptions used in the calculation are the following:

	2019	2020	2021
Discount rate	0.77%	0.34%	0.98%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 12% for other employees. 0% for executive team
At December 31, 2019, 2020 and 2021, “Other provisions” include primarily estimated royalty payments assessed on sales of modules to holders of patents which may be deemed as essential under the requirements of the LTE standard. The royalty provision is based on management’s judgment, taking into consideration the published royalty rates, various legal decisions, articles, reports and industry discussions on the subject which were available, and is recorded in the cost of product revenue. The Company’s modules are considered as final products incorporating the full LTE function, and therefore may have royalties assessed on their sale; no royalties are accrued on the sales of chips as the full LTE functionality is not included in the chip and it is not current industry practice to license standard-essential patents at the component level.